AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2025
	Shares	Value
Common Stocks - 95.2%
Communication Services - 2.1%
GCI Liberty, Inc. Escrow Share*,1,2	79,662	$0
TripAdvisor, Inc.*	221,449	3,888,644
Yelp, Inc.*	77,534	3,096,708

Total Communication Services		6,985,352
Consumer Discretionary - 13.8%
LGI Homes, Inc.*	50,715	4,527,835
Lithia Motors, Inc.	25,153	9,460,043
LKQ Corp.	187,073	6,994,660
Murphy USA, Inc.	20,999	10,560,607
Papa John's International, Inc.[3]	90,668	3,587,733
Polaris, Inc.[3]	39,325	1,875,803
United Parks & Resorts, Inc.*,3	97,045	5,100,685
Vail Resorts, Inc.	29,435	5,007,482

Total Consumer Discretionary		47,114,848
Consumer Staples - 9.5%
BJ's Wholesale Club Holdings, Inc.*	142,233	14,088,179
Dole PLC (Ireland)	165,822	2,258,495
Ingles Markets, Inc., Class A	49,976	3,309,411
Molson Coors Beverage Co., Class B	115,080	6,300,630
Nomad Foods, Ltd. (United Kingdom)	213,882	3,819,932
PriceSmart, Inc.	28,440	2,587,187

Total Consumer Staples		32,363,834
Energy - 4.5%
Delek US Holdings, Inc.	152,023	2,715,131
HF Sinclair Corp.	61,111	2,204,885
Ovintiv, Inc.	27,318	1,153,366
Permian Resources Corp.	422,615	6,191,310
SM Energy Co.	81,811	3,105,545

Total Energy		15,370,237
Financials - 17.3%
Assured Guaranty, Ltd. (Bermuda)	49,595	4,691,687
Axis Capital Holdings, Ltd. (Bermuda)	88,323	8,039,159
Cannae Holdings, Inc.	278,778	5,508,653
CNA Financial Corp.	73,537	3,607,725
EVERTEC, Inc. (Puerto Rico)	95,510	3,101,210
Genworth Financial, Inc.*	937,834	6,780,540
P10, Inc., Class A	226,652	3,096,066
Radian Group, Inc.	100,538	3,420,303
WEX, Inc.*	45,268	8,324,333
White Mountains Insurance Group, Ltd.	6,403	12,373,541

Total Financials		58,943,217
	Shares	Value
Health Care - 4.5%
Bausch + Lomb Corp. (Canada)*	136,529	$2,368,778
Embecta Corp.	158,633	2,844,290
Enovis Corp.*,3	76,819	3,608,957
Patterson Cos., Inc.	70,276	2,175,042
Smith & Nephew PLC, Sponsored ADR (United Kingdom)[3]	172,192	4,370,233

Total Health Care		15,367,300
Industrials - 28.7%
Air Transport Services Group, Inc.*	100,283	2,228,288
Alight, Inc., Class A3	522,978	3,582,399
Argan, Inc.	13,981	1,912,601
Armstrong World Industries, Inc.	22,291	3,366,164
Atkore, Inc.	61,757	5,029,490
CNH Industrial, N.V. (United Kingdom)	380,386	4,899,372
CoreCivic, Inc.*	484,335	9,909,494
Dun & Bradstreet Holdings, Inc.	334,608	4,115,678
GMS, Inc.*,3	20,393	1,719,946
GXO Logistics, Inc.*	125,830	5,718,974
Huntington Ingalls Industries, Inc.	26,104	5,149,275
Insperity, Inc.	43,706	3,278,387
Janus International Group, Inc.*,3	291,427	2,415,930
McGrath RentCorp	92,990	11,407,083
OPENLANE, Inc.*	263,066	5,342,870
Pursuit Attractions and Hospitality, Inc.*	125,305	4,949,548
Rentokil Initial PLC, Sponsored ADR (United Kingdom)[3]	236,874	5,933,694
UniFirst Corp.	43,321	9,284,557
WESCO International, Inc.	13,241	2,449,585
WillScot Holdings Corp.*	139,723	5,178,134

Total Industrials		97,871,469
Information Technology - 5.7%
ePlus, Inc.*	31,786	2,539,701
Ituran Location and Control, Ltd. (Israel)	26,666	890,378
NCR Voyix, Corp.*,3	141,412	1,737,954
TD SYNNEX Corp.	62,251	8,871,390
Vontier Corp.	143,784	5,542,873

Total Information Technology		19,582,296
Materials - 2.9%
Summit Materials, Inc., Class A*	118,580	6,202,920
TriMas Corp.	58,742	1,427,430
Warrior Met Coal, Inc.	44,497	2,348,107

Total Materials		9,978,457

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Utilities - 6.2%
Northwestern Energy Group, Inc.	99,297	$5,353,101
Southwest Gas Holdings, Inc.	65,332	4,878,994
Talen Energy Corp.*	24,021	5,326,177
TXNM Energy, Inc.[3]	114,938	5,557,252

Total Utilities		21,115,524

Total Common Stocks (Cost $261,285,758)		324,692,534

Principal Amount
Short-Term Investments - 5.3%
Joint Repurchase Agreements - 0.4%[4]
Daiwa Capital Markets America, dated 01/31/25, due 02/03/25, 4.350% total to be received $1,000,363 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 02/13/25 - 02/01/55, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

HSBC Securities USA, Inc., dated 01/31/25, due 02/03/25, 4.340% total to be received $481,452 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 03/01/33 - 01/01/55, totaling $490,904)	$481,278	$481,278

Total Joint Repurchase Agreements		1,481,278
Repurchase Agreements - 4.9%
Fixed Income Clearing Corp., dated 01/31/25, due 02/03/25, 4.100% total to be received $16,537,648 (collateralized by a U.S. Treasury Note, 4.250%, 03/15/27, totaling $16,862,710)	16,532,000	16,532,000

Total Short-Term Investments (Cost $18,013,278)		18,013,278
Total Investments - 100.5% (Cost $279,299,036)		342,705,812
Other Assets, less Liabilities - (0.5)%		(1,566,801)
Net Assets - 100.0%		$341,139,011

*	Non-income producing security.
[1]	Security's value was determined by using significant unobservable inputs.
[2]	This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At January 31, 2025, the cost and market value of the escrow shares is $0, which represents 0% of net assets.
[3]	Some of these securities, amounting to $23,022,588 or 6.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$97,871,469	—	—	$97,871,469
Financials	58,943,217	—	—	58,943,217
Consumer Discretionary	47,114,848	—	—	47,114,848
Consumer Staples	32,363,834	—	—	32,363,834
Utilities	21,115,524	—	—	21,115,524
Information Technology	19,582,296	—	—	19,582,296
Energy	15,370,237	—	—	15,370,237
Health Care	15,367,300	—	—	15,367,300
Materials	9,978,457	—	—	9,978,457
Communication Services	6,985,352	—	$0	6,985,352
Short-Term Investments
Joint Repurchase Agreements	—	$1,481,278	—	1,481,278
Repurchase Agreements	—	16,532,000	—	16,532,000
Total Investments in Securities	$324,692,534	$18,013,278	$0	$342,705,812

At January 31, 2025, the Level 3 common stock was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.
For the period ended January 31, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$23,022,588	$1,481,278	$22,111,598	$23,592,876
The following table summarizes the securities received as collateral for securities lending at January 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	02/20/25-02/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.